Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.0%
Australia - 3.6%
IT Services - 3.6% (d)
Data#3, Ltd.	37,888	$162,084
Megaport, Ltd. (a)	38,987	526,453
NEXTDC, Ltd. (a)	112,518	1,047,018
Total IT Services		1,735,555

Canada - 5.1%
Electronic Equipment, Instruments & Components - 0.5%
Softchoice Corp.	14,661	247,450
Software - 4.6% (d)
Open Text Corp.	46,544	2,209,180
Total Canada		2,456,630

Cayman Islands - 11.5%
IT Services - 11.1% (d)
Chinasoft International, Ltd.	756,352	985,507
Chindata Group Holdings, Ltd. - ADR (a)	91,649	603,967
GDS Holdings, Ltd. - ADR (a)(b)	40,942	1,930,824
Kingsoft Cloud Holdings, Ltd. - ADR (a)(b)	58,291	918,083
SUNeVision Holdings, Ltd.	576,305	545,445
Vnet Group, Inc. - ADR (a)(b)	41,212	372,144
Total IT Services		5,355,970
Software - 0.4% (d)
Cloopen Group Holding, Ltd. - ADR (a)(b)	42,717	123,879
Xunlei, Ltd. - ADR (a)	16,653	33,473
Total Software		157,352
Total Cayman Islands		5,513,322

Finland - 0.2%
Software - 0.2% (d)
Lemonsoft Oyj (a)	4,504	92,300

Germany - 1.5%
Software - 1.5% (d)
Software AG	18,663	745,373

Israel - 5.1%
Software - 5.1% (d)
Jfrog, Ltd. (a)	8,157	242,263
Nice, Ltd. (a)	7,357	2,252,098
Total Software		2,494,361

Italy - 0.7%
Software - 0.7% (d)
Digital Value SpA (a)	2,475	321,227

Japan - 9.5%
IT Services - 9.1% (d)
Hennge KK (a)	7,906	133,199
Itochu Techno-Solutions Corp.	58,400	1,878,465
NS Solutions Corp.	22,265	686,164
SCSK Corp.	76,052	1,513,370
TechMatrix Corp.	10,833	179,498
Total IT Services		4,390,696
Software - 0.4% (d)
Cybozu, Inc.	12,838	204,350
Total Japan		4,595,046

Netherlands - 4.6%
Software - 4.6% (d)
Elastic NV (a)	18,529	2,280,736

Republic of Korea - 0.1%
Diversified Telecommunication Services - 0.1%
KINX, Inc.	1,184	49,750

Singapore - 1.6%
Real Estate Investment Trusts (REITs) - 1.6%
Keppel DC REIT	423,356	775,964

Sweden - 4.7%
Software Publishers - 4.7%
SINCH AB (a)	180,131	2,294,447

United Kingdom - 2.0%
Software - 2.0% (d)
Bytes Technology Group PLC	60,367	463,702
Micro Focus International PLC	84,309	476,891
Total Software		940,593

United States - 48.8%
Communications Equipment - 0.1%
Inseego Corp. (a)(b)	8,602	50,150
IT Services - 11.8% (d)
Backblaze, Inc. - Class A (a)	2,420	40,874
Cloudflare, Inc. - Class A (a)	9,300	1,222,950
DigitalOcean Holdings, Inc. (a)(b)	8,945	718,552
Fastly, Inc. - Class A (a)(b)	9,859	349,502
Grid Dynamics Holdings, Inc. (a)	5,313	201,735
Kyndryl Holdings, Inc. (a)(b)	18,999	343,882
Limelight Networks, Inc. (a)	11,178	38,341
MongoDB, Inc. (a)	3,213	1,700,801
Rackspace Technology, Inc. (a)(b)	17,516	235,941
SolarWinds Corp.	13,033	184,938
Switch, Inc. - Class A	20,056	574,404
Unisys Corp. (a)	5,498	113,094
Total IT Services		5,725,014
Real Estate Investment Trusts (REITs) - 2.0%
CyrusOne, Inc.	10,732	962,875
Software - 29.7%
8x8, Inc. (a)(b)	9,825	164,667
Alteryx, Inc. - Class A (a)(b)	5,490	332,145
Anaplan, Inc. (a)	11,985	549,512
Appfolio, Inc. - Class A (a)(b)	2,859	346,111
Appian Corp. (a)(b)	5,965	388,978
Blackbaud, Inc. (a)(b)	4,007	316,473
Box, Inc. - Class A (a)(b)	12,664	331,670
Citrix Systems, Inc.	10,572	1,000,005
CommVault Systems, Inc. (a)(b)	3,804	262,172
Coupa Software, Inc. (a)(b)	6,428	1,015,945
Datadog, Inc. - Class A (a)	9,131	1,626,322
Datto Holding Corp. (a)(b)	13,683	360,547
Domo, Inc. - Class B (a)	2,687	133,275
Dropbox, Inc. - Class A (a)	32,262	791,709
Everbridge, Inc. (a)(b)	3,213	216,331
Informatica, Inc. - Class A (a)(b)	23,200	857,936
Intapp, Inc. (a)	5,088	128,014
Jamf Holding Corp. (a)(b)	10,074	382,913
MicroStrategy, Inc. - Class A (a)(b)	906	493,308
N-Able, Inc. (a)	15,397	170,907
nCino, Inc. (a)	9,661	530,002
New Relic, Inc. (a)(b)	5,455	599,832
Nutanix, Inc. - Class A (a)	17,918	570,867
PagerDuty, Inc. (a)(b)	7,083	246,134
Smartsheet, Inc. - Class A (a)	10,386	804,396
Sumo Logic, Inc. (a)(b)	9,133	123,843
Teradata Corp. (a)(b)	9,175	389,662
Zendesk, Inc. (a)(b)	10,204	1,064,175
Zeta Global Holdings Corp. - Class A (a)(b)	16,165	136,109
Total Software		14,333,960
Technology Hardware, Storage & Peripherals - 5.2%
NetApp, Inc.	17,157	1,578,272
Pure Storage, Inc. - Class A (a)	23,422	762,386
Super Micro Computer, Inc. (a)	4,288	188,458
Total Technology Hardware, Storage & Peripherals		2,529,116
Total United States		23,601,115
TOTAL COMMON STOCKS (Cost $38,189,517)		47,896,419

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 20.8%
ETFMG Sit Ultra Short ETF (e)	50,000	2,476,445
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	7,598,205	7,598,205
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $10,086,154)		10,074,650

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class X, 0.03% (c)	1,090,735	1,090,735
TOTAL SHORT-TERM INVESTMENTS (Cost $1,090,735)		1,090,735

Total Investments (Cost $49,366,406) - 122.1%		59,061,804
Liabilities in Excess of Other Assets - (22.1)%		(10,677,799)
TOTAL NET ASSETS - 100.0%		$48,384,005

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the Software & IT Services Industries.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended December 31, 2021 is set forth below.

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2021	Ending Shares
ETFMG Sit Ultra Short ETF	$ 2,487,750	$ -	$ -	$ -	$ (11,305)	$ 933	$ 2,476,445	50,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

IVES
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$47,896,419	$-	$-	$47,896,419
Short-Term Investments	1,090,735	-	-	1,090,735
ETFMG Sit Ultra Short ETF**	2,476,445	-	-	2,476,445
Investments Purchased with Securities Lending Collateral*	-	-	-	7,598,205
Total Investments in Securities	$51,463,599	$-	$-	$59,061,804

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.